Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, gross	$ 10,378	$ 9,703
Accumulated depreciation	(6,236)	(5,792)
Total property, plant and equipment, net	4,142	3,911
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	303	313
Accumulated depreciation	(137)	(135)
Total capital lease assets, net	$ 166	$ 178
Finance Lease Right Of Use Asset Statement Of Financial Position Extensible List	Total property, plant and equipment, net	Total property, plant and equipment, net
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	$ 517	$ 531	$ 575
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,818	3,622
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	208	178
Machinery and equipment [Member]
Property, plant and equipment, net
Property, plant and equipment, gross	5,847	5,495
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	95	135
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 713	$ 586